ALLIANCE
                               -----------------
                                  INSTITUTIONAL
                               -----------------
                                    RESERVES
                               -----------------


                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1998

                                   (UNAUDITED)

PORTFOLIO OF INVESTMENTS
October 31, 1998 (unaudited)   Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-50.1%
            Abbey National
            Treasury Services
$   20,000  3/22/99 ................      4.80%           $   19,626,667
            AKZO Nobel, Inc.
    11,000  11/02/98 ...............      5.68                11,000,000
            Allianz of America
            Finance Corp.
     9,000  3/19/99 (a).............      5.12                 8,824,640
    13,655  11/19/98 (a)............      5.20                13,621,469
    15,000  11/18/98 (a)............      5.43                14,963,800
    13,500  11/06/98 (a)............      5.52                13,491,720
            Associates Corp. of
            North America
    35,000  2/11/99 ................      5.03                34,506,082
    40,000  11/30/98 ...............      5.21                39,837,911
            BAA Plc
    30,157  11/10/98 ...............      5.30                30,121,482
            Bank of America
    40,000  3/24/99 ................      4.86                39,233,200
            Bankers Trust Alex
            Brown, Inc. FRN
    30,000  2/16/99 (b).............      4.81                30,000,000
            Banque Caisse
            d'Epargne
    55,000  12/07/98 ...............      5.22                54,720,875
    35,000  11/30/98 ...............      5.52                34,849,733
            Bil North America, Inc.
    15,000  11/04/98 ...............      5.32                14,995,567
            Caisse Centrale Jardins
            du Quebec
     5,000  4/26/99 ................      4.82                 4,882,847
     7,000  11/02/98 ...............      5.30                 7,000,000
            Chase Manhattan Bank
    20,000  12/21/98 ...............      5.20                19,858,444
    20,000  12/15/98 ...............      5.22                19,875,300
            Commonwealth Bank
            of Australia
    20,000  12/28/98 ...............      5.08                19,841,955
            CS First Boston,
            Guernsey
    30,000  12/14/98 ...............      5.41                29,810,650
    25,000  12/02/98 ...............      5.46                24,886,250
            CS First Boston, Inc.
    25,000  3/24/99 ................      5.28                25,000,000
     6,000  11/04/98 ...............      5.55                 5,998,150
            Dresdner Bank
     4,000  11/06/98 ...............      5.44                 3,997,582
            Eastman Kodak Co.
    10,000  11/19/98 ...............      5.42                 9,974,406
            First Chicago Financial
            Corp.
    25,000  11/10/98 ...............      5.28                24,970,667
            General Electric
            Capital Corp.
     9,500  11/20/98 ...............      5.28                 9,474,920
    30,000  11/17/98 FRN............      5.61                30,000,000
            General Electric
            Financial Assurance
    50,000  12/22/98 ...............      5.29                49,632,639
            Henkel Corp.
     6,960  11/09/98 ...............      5.30                 6,952,827
            IMI Funding Corp.
            (USA)
     8,265  12/18/98 ...............      5.38                8,208,183
            International
            Nederland Bank
    10,000  12/21/98 ...............      5.52                 9,924,867
            Kredietbank North
            America Finance Corp.
    25,000  12/24/98 ...............      5.02                24,818,722
            Morgan Stanley
            Group, Inc.
    30,000  3/24/99 ................      5.20                29,384,667
    60,000  11/16/98 ...............      5.47                59,872,367
            Norwest Corp.
    15,000  2/05/99 ................      4.95                14,804,062
    20,000  11/30/98 ...............      5.42                19,915,689
            Republic of New York
            Corp.
    40,000  11/02/98 ...............      5.68                40,000,000
            Salomon Smith Barney,
            Inc.
    10,000  11/09/98 ...............      5.30                9,989,694
    20,000  12/01/98 ...............      5.46                19,912,033
            Scotia Bank
    25,000  11/16/98 ...............      5.40                24,947,500
            Special Purpose Accounts
            Receivable Corp.
    20,000  11/16/98 (a)............      5.30                19,958,778
            UBS Finance Delaware,
            Inc.
    47,775  11/13/98 ...............      5.28                47,697,923
            Vattenfall Treasury
    30,000  1/08/99 ................      5.05                29,718,042
                                                          --------------
            Total Commercial Paper
            (amortized cost $1,011,102,310)                1,011,102,310
                                                          --------------
            CORPORATE
            OBLIGATIONS-20.6%
            Allstate Life Insurance
            Funding Agreement FRN
    25,000  5.39%, 5/01/99 (b)......      5.39                25,000,000
            American General Life
            Insurance Co.
    20,000  5.34%, 9/01/99 .........      5.34                20,000,000
            Combined Insurance
            Co. of America
    20,000  5.20%, 7/27/99 .........      5.20                20,000,000
            General American
            Funding Corp. FRN
    85,000  5.79%, 7/09/99 .........      5.79                85,000,000

PORTFOLIO OF INVESTMENTS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Lasalle National Bank
$    5,000  4.90%, 3/17/99 .........      4.90%           $    5,000,000
            Merrill Lynch & Co.,
            Inc. FRN
    25,000  5.31%, 9/30/99 .........      5.31                25,000,000
    15,000  5.36%, 2/16/99 .........      5.36                15,000,000
    35,000  5.62%, 6/01/99 .........      5.62                35,000,000
            Security Benefit Life
            Insurance Co.
    30,000  5.32%, 9/14/99 .........      5.32                30,000,000
            Security Life of Denver
            Insurance Co.
    25,000  5.24%, 11/23/99 ........      5.24                25,000,000
            Sigma Finance FRN
    25,000  5.24%, 9/15/99 (a)......      5.24                25,000,000
    20,000  5.50%, 9/15/99 (a)......      5.50                20,000,000
            SMM Trust FRN
    20,000  5.41%, 12/14/98 (a).....      5.41                20,000,000
    20,000  5.50%, 12/16/98 (a).....      5.50                20,000,000
            Travelers Life Funding
            Agreement FRN
    25,000  5.24%, 10/21/99 (b).....      5.24                25,000,000
    20,000  5.64%, 4/14/99 (b)......      5.64                20,000,000
                                                          --------------
            Total Corporate Obligations
            (amortized cost $415,000,000)                    415,000,000
                                                          --------------
            CERTIFICATES OF
            DEPOSIT-16.2%
            American Express
            Centurion Bank
    15,000  5.47%, 11/16/98 ........      5.47                15,000,000
            Bayerische Landesbank
            FRN
    35,000  5.09%, 2/25/99 .........      5.17                34,991,556
            Bayerische Vereinsbank
    50,000  5.49%, 9/16/99 .........      5.49                50,000,000
    30,000  5.64%, 2/25/99 .........      5.64                30,000,000
            Canadian Imperial
    30,000  4.87%, 4/15/99 .........      4.87                30,000,000
    25,000  4.96%, 3/15/99 .........      4.96                25,000,000
            Chase Manhattan Bank
    45,000  4.90%, 3/15/99 .........      4.90                45,000,000
            Deutsche Bank
     8,000  5.67%, 2/26/99 .........      5.73                 7,999,247
    20,000  5.70%, 3/05/99 .........      5.70                19,996,772
            Dresdner Bank
     7,000  5.51%, 1/15/99 .........      5.68                6,997,391
            National Westminster
            Bank
    14,000  5.65%, 3/03/99 .........      5.71                13,997,735
            Nordeutsche
            Landesbank
    10,000  5.66%, 7/27/99 .........      5.71                 9,996,495
            Rabobank Nederland
    10,000  5.65%, 7/26/99 .........      5.70                 9,996,508
            Royal Bank of Canada
    14,500  5.53%, 2/04/99 .........      5.04                14,510,937
            Swiss Bank
    14,000  5.66%, 3/04/99 .........      5.70                13,998,206
                                                          --------------
            Total Certificates of Deposit
            (amortized cost $327,484,847)                    327,484,847
                                                          --------------
            BANK OBLIGATIONS-6.8%
            Abbey National
            Treasury Services FRN
    35,000  5.05%, 7/15/99 .........      5.12                34,984,488
    15,000  5.12%, 2/17/99 .........      5.18                14,997,456
            Bayerische
            Landesbank FRN
    18,000  5.34%, 3/23/99 .........      5.42                17,994,542
            Lasalle National Bank
    15,000  5.27%, 11/24/98 ........      5.27                15,000,000
    10,000  5.60%, 12/10/98 ........      5.60                10,000,000
            Royal Bank of
            Canada FRN
    45,000  4.72%, 8/25/99 .........      4.80                44,971,462
                                                          --------------
            Total Bank Obligations
            (amortized cost $137,947,948)                    137,947,948
                                                          --------------
            PROMISSORY NOTES-3.5%
            Goldman Sachs
            Group LP
    25,000  5.31%, 4/12/99 (a)......      5.31                25,000,000
    30,000  5.66%, 11/24/98 (a).....      5.66                30,000,000
    15,000  5.67%, 2/03/99 (a)......      5.67                15,000,000
                                                          --------------
            Total Promissory Notes
            (amortized cost $70,000,000)                      70,000,000
                                                          --------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-2.2%
            Federal National
            Mortgage Association
            FRN
    35,000  4.58%, 5/21/99 .........      4.66                34,985,118
    10,000  4.69%, 11/04/98 ........      4.78                 9,999,955
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost $44,985,073)                      44,985,073
                                                          --------------
            TOTAL INVESTMENTS-99.4%
            (amortized
            cost $2,006,520,178)....                       2,006,520,178
            Other assets less
            liabilities-0.6%........                          11,832,862
                                                          --------------
            NET ASSETS-100%.........                      $2,018,353,040
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 15.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
October 31, 1998 (unaudited)                                Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-62.8%
            FEDERAL HOME LOAN
            MORTGAGE CORP.-28.3%
$    8,000  11/23/98 ...............      4.79%           $    7,977,740
     2,500  12/15/98 ...............      5.09                 2,484,950
     4,000  12/23/98 ...............      5.09                 3,971,440
     4,800  1/22/99 ................      5.09                 4,745,784
     3,000  12/30/98 ...............      5.10                 2,975,640
    10,000  11/30/98 ...............      5.13                 9,960,333
    10,000  11/12/98 ...............      5.24                 9,985,556
     7,000  11/12/98 ...............      5.34                 6,989,694
     3,000  11/24/98 ...............      5.36                 2,990,265
     5,000  12/03/98 ...............      5.36                 4,977,181
     9,000  12/04/98 ...............      5.36                 8,957,600
     3,000  11/19/98 ...............      5.37                 2,992,463
     5,000  11/20/98 ...............      5.37                 4,986,700
     4,000  12/11/98 ...............      5.37                 3,977,033
     9,000  11/16/98 ...............      5.39                 8,981,290
     5,000  11/25/98 ...............      5.39                 4,982,942
     5,000  11/17/98 ...............      5.40                 4,988,854
    10,038  11/09/98 ...............      5.46                10,027,441
                                                          --------------
                                                             106,952,906
                                                          --------------
            FEDERAL NATIONAL
            MORTGAGE ASSOCIATION-19.0%
     2,000  4.30%, 9/22/99 FRN......      5.15                 1,985,513
     7,000  4.56%, 3/03/99 FRN......      4.60                 6,999,188
    10,500  4.58%, 5/21/99 FRN......      4.66                10,495,535
     6,000  4.67%, 4/28/99 FRN......      4.67                 5,998,545
    13,000  4.69%, 11/04/98 FRN.....      4.78                12,999,959
     7,000  5.57%, 3/05/99 .........      5.62                 6,998,821
     2,500  5.84%, 3/29/99 .........      5.69                 2,501,337
     5,000  1/25/99 ................      4.83                 4,944,350
     4,000  11/25/98 ...............      5.34                 3,986,481
     2,000  12/15/98 ...............      5.35                 1,987,387
     5,000  12/18/98 ...............      5.37                 4,966,139
     5,000  12/21/98 ...............      5.37                 4,963,931
     3,000  12/15/98 ...............      5.38                 2,981,008
                                                          --------------
                                                              71,808,194
                                                          --------------
            FEDERAL HOME
            LOAN BANK-11.2%
     2,000  4.38%, 8/12/99 FRN......      4.98                 1,992,153
     5,000  4.64%, 8/18/99 FRN......      4.69                 4,998,021
     5,700  5.56%, 3/25/99 .........      5.84                 5,697,000
     8,000  11/24/98 ...............      4.79                 7,976,680
     9,000  10/27/99 ...............      5.00                 9,000,000
     4,800  12/11/98 ...............      5.10                 4,773,740
     3,000  11/27/98 ...............      5.35                 2,988,958
     5,000  11/25/98 ...............      5.40                 4,982,926
                                                          --------------
                                                              42,409,478
                                                          --------------
            STUDENT LOAN
            MARKETING ASSOCIATION-4.3%
     4,500  4.30%, 7/12/99 FRN......      4.70                 4,488,548
    12,000  11/04/99 ...............      5.00                12,000,000
                                                          --------------
                                                              16,488,548
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost $237,659,126)                    237,659,126
                                                          --------------
            REPURCHASE
            AGREEMENTS-40.1%
            Barclays de Zeote
            Wedd Securities, Inc.
     8,000  5.60%, dated 10/30/98,
            due 11/02/98 in the amount
            of $8,003,733 (cost $8,000,000;
            collateralized by $7,810,000
            FHLB, 5.627%, 9/02/03,
            value $8,163,783) (c)...      5.60                 8,000,000
            Chase Securities, Inc.
    16,000  4.90%, dated 10/20/98,
            due 11/02/98 in the amount
            of $16,028,311 (cost $16,000,000;
            collateralized by $16,340,000
            FN 323296, 7.50%, 7/01/25,
            value $16,404,297) (c)..      4.90                16,000,000
            Dresdner Bank
    16,000  4.88%, dated 10/20/98,
            due 11/06/98 in the amount
            of $16,036,833 (cost $16,000,000;
            collateralized by $16,632,000
            FN251709, 6.00%, 3/01/18,
            value $16,602,561) (c)..      4.88                16,000,000
            First Boston Corp.
    15,000  4.87%, dated 10/16/98,
            due 12/16/98 in the amount
            of $15,123,779 (cost $15,000,000;
            collateralized by $13,595,395
            FH0051, 8.50%, 2/01/27,
            value $7,971,200, $12,991,000
            FH00657,8.50%, 1/01/27
            value $7,457,478) (c)...      4.87                15,000,000
            Goldman Sachs & Co.
     7,000  5.52%, dated 8/31/98,
            due 11/18/98 in the amount
            of $7,084,793 (cost $7,000,000;
            collateralized by $7,879,000
            FMAC, 7.00%, 9/01/27,
            value $7,260,175) (c)...      5.52                 7,000,000
            Lehman Brothers, Inc.
     5,000  5.50%, dated 9/01/98,
            due 11/04/98 in the amount
            of $5,048,889 (cost $5,000,000;
            collateralized by $4,980,356
            FNMA, 8.00%, 6/01/07,
            value $5,132,880) (c)...      5.50                 5,000,000

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
(continued)                                                 Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Merrill Lynch & Co., Inc.
$   15,000  4.90%, dated 10/26/98,
            due 11/17/98 in the amount
            of $15,044,917 (cost $15,000,000;
            collateralized by $17,168,000
            FNMA ARM, 6.425%, 10/01/27,
            value $15,803,008) (b)..      4.90%           $   15,000,000
            Morgan (J.P.) & Co.
     6,000  5.19%, dated 10/07/98,
            due 11/09/98 in the amount
            of $6,028,545 (cost $6,000,000;
            collateralized by $4,132,000
            U.S. Treasury Bond,
            12.00%, 5/15/05,
            value $6,058,292, $97,000
            U.S. Treasury Note, 5.875%,11/15/99,
            value $101,057) (c).....      5.19                 6,000,000
            Morgan Stanley Group, Inc.
    12,000  4.92%, dated 10/20/98,
            due 11/05/98 in the amount
            of $12,026,240 (cost 12,000,000;
            collateralized by $12,158,587
            FNMA, 6.161%, 4/01/34,
            value $12,283,739) (c)..      4.92                12,000,000
            Paine Webber, Inc.
    10,000  4.95%, dated 10/19/98,
            due 12/22/98 in the amount
            of $10,088,000 (cost $10,000,000;
            collateralized by $13,720,000
            FN 313224,
            value $10,245,260) (c)..      4.95                10,000,000
            Paine Webber, Inc.
     6,000  5.24%, dated 10/07/98,
            due 11/13/98 in the amount
            of $6,032,313 (cost $6,000,000;
            collateralized by $8,210,000
            FN313224,
            value $6,129,858) (c)...      5.24                 6,000,000
            Prudential Securities, Inc.
    15,000  5.55%, dated 10/30/98,
            due 11/02/98 in the amount
            of $15,006,938 (cost $15,000,000;
            collateralized by $15,440,000
            AU GU C17000, 6.00%, 11/01/28,
            value $15,394,002) (c) .      5.55%               15,000,000
            Salomon Smith Barney, Inc.
    10,000  4.85%, dated 10/21/98,
            due 11/10/98 in the amount
            of $10,026,944 (cost $10,000,000;
            collateralized by $9,699,964
            FNMA, 9.00%, 1/01/25,
            value $10,275,897) (b)..      4.85                10,000,000
            Salomon Smith Barney, Inc.
     6,000  5.48%, dated 9/08/98,
            due 11/19/98 in the amount
            of $6,065,760 (cost $6,000,000;
            collateralized by $5,959,143
            FHLC, 7.50%, 9/01/17,
            value $6,137,295) (b)...      5.48                 6,000,000
            State Street Bank and Trust Co.
     4,500  5.10%, dated 10/30/98,
            due 11/02/98 in the amount
            of $4,501,913 (cost 4,500,000;
            collateralized by $3,200,000
            U.S. Treasury Bond,
            8.875%, 8/15/17,
            value $4,596,000) (c)...      5.10                 4,500,000
                                                          --------------
            Total Repurchase
            Agreements
            (amortized cost $151,500,000)                    151,500,000
                                                          --------------
            TOTAL INVESTMENTS-102.9%
            (amortized cost $389,159,126)                    389,159,126
            Other assets less
            liabilities-(2.9%)......                         (10,847,037)
                                                          --------------
            NET ASSETS-100%.........                      $  378,312,089
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 15.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
October 31, 1998 (unaudited)                                  Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-85.0%
            ALABAMA-1.4%
            Arab IDB
            (SCI Manufacturing, Inc.)
            Series '89 VRDN
$      150  8/01/00 (e) ............      4.00%           $      150,000
            Birmingham Finance
            Authority
            (Carraway Methodist
            Health System)
            Series '98 VRDN
     2,000  8/15/28 (e) ............      3.15                 2,000,000
            Selma IDR
            (Specialty Minerals
            Project)
            Series '94 VRDN
     4,000  11/01/09 (e) ...........      3.25                 4,000,000
                                                          --------------
                                                               6,150,000
                                                          --------------
            ALASKA-1.6%
            Alaska Housing
            Finance Corp.
            (University of Alaska)
            Series '97A VRDN
     4,000  12/01/27 (e) ...........      3.20                 4,000,000
            Anchorage
            Electric Utility Revenue
            Series D VRDN
     3,330  12/01/26 (e) ...........      3.10                 3,330,000
                                                          --------------
                                                               7,330,000
                                                          --------------
            ARIZONA-2.9%
            Apache County IDR
            (Tucson Electric Power
            Co. Project)
            Series '83C VRDN
     8,900  12/15/18 (e) ...........      3.20                 8,900,000
            Pinal County
            (Magma Copper Project)
            Series '92 VRDN
     4,000  12/01/11 (e) ...........      3.10                 4,000,000
                                                          --------------
                                                              12,900,000
                                                          --------------
            ARKANSAS-0.3%
            Jonesboro Sales and
            Use Tax Revenue
            Series '97 FSA
     1,250  11/15/98 ...............      3.90                 1,250,000
                                                          --------------
            CALIFORNIA-2.9%
            San Diego MFHR
            (Paseo Point Apartments)
            Series A VRDN
     6,750  8/01/15 (e) ............      3.00                 6,750,000
            Student Education Loan
            Marketing Corp.
            California Student Loan
            Revenue
            Series '93A VRDN
     6,500  11/01/02 (e) ...........      3.35                 6,500,000
                                                          --------------
                                                              13,250,000
                                                          --------------
            DELAWARE-4.1%
            Delaware Economic
            Development Authority
            (Delmarva Power & Light)
            Series '87A AMT VRDN
     2,700  10/01/17 (e) ...........      3.85                 2,700,000
            Series '88 AMT VRDN
     5,700  10/01/17 (e) ...........      3.85                 5,700,000
            Series '93C VRDN
     8,150  10/01/28 (e) ...........      3.30                 8,150,000
            Series '94 AMT VRDN
     2,000  10/01/29 (e) ...........      3.85                 2,000,000
                                                          --------------
                                                              18,550,000
                                                          --------------
            DISTRICT OF COLUMBIA-2.8%
            District of Columbia
            (Resources For The
            Future, Inc.)
            Series '98 VRDN
     4,200  8/01/29 (e) ............      3.20                 4,200,000
            District of Columbia GO
            Series '92A-1 VRDN
     2,500  10/01/07 (e) ...........      3.80                 2,500,000
            Series '92A-4 VRDN
     2,300  10/01/07 (e) ...........      3.80                 2,300,000
            Series '92A-6 VRDN
     1,100  10/01/07 (e) ...........      3.80                 1,100,000
            District of Columbia
            HFA MFHR
            (Tyler Housing)
            AMT VRDN
     2,400  8/01/25 (e) ............      3.40                 2,400,000
                                                          --------------
                                                              12,500,000
                                                          --------------
            FLORIDA-12.7%
            Broward County
            HFA MFHR
            (Jacaranda Village
            Apartments)
            Series '97 VRDN
     3,450  9/01/22 (e) ............      3.20                 3,450,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
            VRDN
     1,500  12/01/08 (e) ...........      3.20                 1,500,000
            Florida HFA MFHR
            (Oaks at Orange Park)
            Series '90 VRDN
     5,100  7/01/07 (e) ............      3.20                 5,100,000
            Highlands County
            Health Facilities
            (Adventist/Sunbelt)
            Series A VRDN
     2,600  11/15/26 (e) ...........      3.13                 2,600,000
            Hillsborough County
            PCR
            (Tampa Electric Project)
            Series '93 AMT VRDN
     3,500  11/01/20 (e) ...........      3.85                 3,500,000

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
(continued)                                                   Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Jacksonville PCR
            (Florida Power & Light)
            Series '95
$    1,200  5/01/29 ................      3.70%           $    1,200,000
            Lee County Healthcare
            Facilities
            (Cypress Cove
            Healthpark)
            Series '97C VRDN
     4,000  10/01/04 (e) ...........      3.10                 4,000,000
            Lee County Healthcare
            Facilities
            (Hope Hospice)
            Series '96 VRDN
     4,490  6/01/16 (e) ............      3.20                 4,490,000
            Marion County
            HFA MFHR
            (Summer Trace Project)
            Series '85D VRDN
     2,300  12/01/07 (e) ...........      3.20                 2,300,000
            Palm Beach County
            Water & Sewer Revenue
            VRDN
     8,150  10/01/11 (e) ...........      4.45                 8,150,000
            Palm Beach County
            HFA MFHR
            (Haverhill Project)
            Series '97A VRDN
     5,000  10/01/27 (e) ...........      3.20                 5,000,000
            Palm Beach County
            HFA MFHR
            (Village Crossing
            Project)
            Series '97B VRDN
     7,000  10/01/27 (e) ...........      3.20                 7,000,000
            St. Lucie County PCR
            (Florida Power & Light)
            Series '93 AMT VRDN
       900  1/01/27 (e) ............      3.85                   900,000
            Tampa Bay Water
            (Utility System Revenue)
            Series '98B FGIC
     3,725  10/01/99 ...............      4.00                 3,743,860
            Volusia County
            HFA MFHR
            (Arbors Apartments)
            Series A VRDN
     2,500  10/01/27 (e) ...........      3.20                 2,500,000
            Volusia County
            HFA MFHR
            (Ocean Oaks Apartments)
            Series '97B VRDN
     2,000  10/01/27 (e) ...........      3.20                 2,000,000
                                                          --------------
                                                              57,433,860
                                                          --------------
            GEORGIA-2.2%
            College Park IDR
            (Wynefield 1 Project)
            AMT VRDN
     1,700  12/01/16 (e) ...........      4.60                 1,700,000
            Georgia HFA
            (Single Family
            Mortgage)
            Series '98C PPB
     2,000  10/01/99 (e)............      3.20                 2,000,000
            Savannah Economic
            Development Authority
            (Georgia Kaolin)
            Series '97 AMT VRDN
     3,000  7/01/27 (e) ............      3.25                 3,000,000
            Thomaston-Upson
            County IDR
            (De Ster Production
            Corp.)
            Series A AMT VRDN
     3,300  10/01/09 (e) ...........      3.60                 3,300,000
                                                          --------------
                                                              10,000,000
                                                          --------------
            IDAHO-0.3%
            Custer County Solid
            Waste Revenue
            (Hecla Mining Co.
            Project)
            Series '97 AMT VRDN
     1,300  7/01/07 (e) ............      3.30                 1,300,000
                                                          --------------
            ILLINOIS-7.5%
            Chicago Airport
            (O'Hare International
            Airport)
            Series '84B VRDN
     4,000  1/01/15 (e) ............      3.15                 4,000,000
            Chicago Airport
            (O'Hare International
            Airport)
            Series C VRDN
     3,400  1/01/18 (e) ............      3.15                 3,400,000
            Des Plaines Cook
            County IDR
            (CP Partners LLC
            Project)
            Series '97A VRDN
     6,730  11/01/15 (e) ...........      3.25                 6,730,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Elmhurst Hospital
            Revenue
            (Joint Comm. Health Org.)
            Series '88 VRDN
$    5,765  7/01/18 (e) ............      3.10%           $    5,765,000
            Illinois Development
            Finance Authority
            (D.E. Akin Seed Project)
            AMT VRDN
     1,000  11/01/04 (e) ...........      3.30                 1,000,000
            Illinois Health
            Facilities Authority
            (Northwest Community
            Hospital)
            Series '85C VRDN
     7,700  10/01/15 (e) ...........      3.15                 7,700,000
            Illinois Housing
            Development Authority
            (Homeowner Mortgage
            Revenue)
            Series '98D-1 PPB
     3,600  6/29/99 (e).............      3.65                 3,600,000
            Vernon Hills IDR
            (Kinder Care Center)
            VRDN
       550  2/01/01 (e) ............      3.35                   550,000
            West Chicago IDR
            (Acme Printing Co.)
            Series '89 AMT VRDN
     1,100  5/01/99 (e) ............      3.98                 1,100,000
                                                          --------------
                                                              33,845,000
                                                          --------------
            INDIANA-5.1%
            Gary Environmental
            Improvement Revenue
            (U.S. Steel Corp.)
            Series '84 VRDN
     4,100  7/15/02 (e) ............      3.45                 4,100,000
            Indiana Development
            Finance Authority
            (Mid-America Energy
            Resources)
            Series '95 AMT VRDN
     4,600  9/01/30 (e) ............      3.35                 4,600,000
            Indiana Development
            Finance Authority
            (PSI Energy, Inc.)
            AMT VRDN
     4,700  8/01/28 (e) ............      3.80                 4,700,000
            Indiana Development
            Finance Authority IDR
            (CC Cook & Son
            Lumber Project)
            Series '98 AMT VRDN
     1,500  4/01/11 (e) ............      3.35                 1,500,000
            Indiana Housing
            Finance Authority
            MFHR
            (Pedcor Investments)
            Series '97M-A
            AMT VRDN
     3,000  1/01/29 (e) ............      3.25                 3,000,000
            Indianapolis Bond
            Bank Note
            (Local Public
            Improvement) Series A
     5,000  1/11/99 ................      3.65                 5,005,630
                                                          --------------
                                                              22,905,630
                                                          --------------
            KENTUCKY-0.2%
            Barbourville College
            Revenue
            (Union College Project)
            Series A VRDN
     1,000  8/01/23 (e) ............      3.15                 1,000,000
                                                          --------------
            MAINE-0.3%
            Maine Finance
            Authority
            (Barber Foods, Inc.)
            Series '90B
            AMT VRDN
     1,475  12/01/06 (e) ...........      3.60                 1,475,000
                                                          --------------
            MICHIGAN-2.7%
            Michigan Hospital
            Finance Authority
            (Hospital Equipment
            Revenue)
            Series '98A VRDN
    12,200  12/01/23 (e) ...........      3.20                12,200,000
                                                          --------------
            MINNESOTA-0.3%
            Cottage Grove
            (Minnesota Mining &
            Manufacturing Co.
            Project) VRDN
     1,000  8/01/12 (e) ............      3.40                 1,000,000
            Eden Prairie IDA
            (Kinder Care Project)
            Series C VRDN
       465  2/01/01 (e) ............      3.35                   465,000
                                                          --------------
                                                               1,465,000
                                                          --------------
            MISSOURI-2.7%
            Blue Springs IDA
            (Kinder Care Project)
            Series C VRDN
       540  2/01/01 (e) ............      3.35                   540,000

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
(continued)                                                   Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Boone County IDA
            (Minnesota Mining &
            Manufacturing Co.
            Project) VRDN
$      500  12/01/25 (e) ...........      3.15%           $      500,000
            Missouri Health &
            Educational Facility
            (Stowers Institute)
            Series '98 VRDN
     9,200  4/01/38 (e) ............      3.15                 9,200,000
            St. Louis General Fund
            Revenue
            TRAN
            Series '98
     2,000  6/30/99 ................      3.65                 2,010,905
                                                          --------------
                                                              12,250,905
                                                          --------------
            NEVADA-0.3%
            Washoe County IDR
            (Sierra Pacific
            Power Co.)
            Series '90 AMT VRDN
     1,500  12/01/20 (e) ...........      3.85                 1,500,000
                                                          --------------
            NEW JERSEY-1.3%
            Jersey City BAN
            (Water Notes)
            Series '98
     3,500  9/17/99 ................      3.44                 3,516,840
            New Jersey Economic
            Development Authority
            (Newark Recycling
            Facility)
            Series '97 AMT PPB
     2,500  12/15/98 (e)............      3.95                 2,500,000
                                                          --------------
                                                               6,016,840
                                                          --------------
            NEW YORK-1.0%
            New York City IDA
            (Nippon Cargo Air
            Project)
            Series '92 AMT VRDN
     2,700  11/01/15 (e) ...........      4.25                 2,700,000
            Suffolk County IDA
            (ADP, Inc. Project)
            Series '97 VRDN
     2,000  4/01/18 (e) ............      3.95                 2,000,000
                                                          --------------
                                                               4,700,000
                                                          --------------
            NORTH CAROLINA-0.6%
            North Carolina Medical
            Care Facility
            (Lexington Memorial
            Hospital Project)
            Series '97 VRDN
     1,500  4/01/10 (e) ............      3.70                 1,500,000
            North Carolina Medical
            Care Facility
            (The Givens Estates,
            Inc. Project)
            Series '97 VRDN
     1,100  12/01/26 (e) ...........      3.70                 1,100,000
                                                          --------------
                                                               2,600,000
                                                          --------------
            OHIO-1.2%
            Ohio Air Authority
            PCR
            (JMG Funding
            Partnership)
            Series '94B
            AMT VRDN
     3,000  4/01/28 (e) ............      3.10                 3,000,000
            Warren County IDR
            (Pioneer Industrial
            Components Project)
            Series '85 VRDN
     2,500  12/01/05 (e) ...........      4.40                 2,500,000
                                                          --------------
                                                               5,500,000
                                                          --------------
            OREGON-1.2%
            Oregon Economic
            Development
            Commision IDR
            (Eagle-Picher Industries
            Project)
            Series '84 VRDN
     1,000  12/01/04 (e) ...........      3.20                 1,000,000
            Oregon Economic
            Development Revenue
            (Kyotaru Oregon
            Project)
            Series '89 AMT VRDN
     3,800  12/01/99 (e) ...........      3.48                 3,800,000
                                                          --------------
                                                               4,800,000
                                                          --------------
            PENNSYLVANIA-10.2%
            Allegheny County
            Hospital Revenue
            (St. Francis Systems)
            Series '97 VRDN
     6,000  11/01/27 (e) ...........      3.10                 6,000,000
            Allegheny County IDR
            (United Jewish
            Federation Project)
            Series '96A VRDN
    11,440  10/01/26 (e) ...........      3.15                11,440,000
            Indiana County IDR
            (Conemaugh Project)
            Series '97A
            AMT VRDN
    10,000  6/01/27 (e) ............      3.10                10,000,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Montgomery County
            Higher Education &
            Health Loan Revenue
            Series '96A VRDN
$    6,870  4/01/17 (e) ............      3.15%           $    6,870,000
            Montgomery County
            IDA
            (Kinder Care Project)
            Series D VRDN
       400  10/01/00 (e) ...........      3.35                   400,000
            Philadelphia School
            District TRAN
            Series A
     6,000  6/30/99 ................      3.63                 6,023,603
            Philadelphia TRAN
     5,000  6/30/99 ................      3.64                 5,019,484
            Venango IDR
            (Penzoil Co. Project)
            Series '82A VRDN
       285  12/01/12 (e) ...........      3.25                   285,000
                                                          --------------
                                                              46,038,087
                                                          --------------
            SOUTH CAROLINA-1.5%
            Berkeley County IDR
            (Nucor Corp. Project)
            Series '95 AMT VRDN
     3,600  9/01/28 (e) ............      3.25                 3,600,000
            Berkeley County IDR
            (Nucor Corp. Project)
            Series '97 AMT VRDN
     2,000  4/01/30 (e) ............      3.25                 2,000,000
            Florence County PCR
            (Roche Carolina, Inc.
            Project)
            Series '98 AMT VRDN
     1,300  4/01/28 (e) ............      3.85                 1,300,000
                                                          --------------
                                                               6,900,000
                                                          --------------
            TENNESSEE-0.3%
            Volunteer State Student
            Loan Revenue
            (Student Funding Corp.)
            Series '87A-3
            AMT VRDN
     1,200  12/01/17 (e) ...........      4.00                 1,200,000
                                                          --------------
            TEXAS-6.7%
            Gulf Coast IDA
            Solid Waste (Citgo
            Petroleum Corp.)
            Series '94 AMT VRDN
     2,000  4/01/26 (e) ............      3.85                 2,000,000
            Midlothian IDR
            (Box-Crow Cement Co.)
            VRDN
    10,000  12/01/09 (e) ...........      3.10                10,000,000
            Port Corpus Christi
            (Reynolds Metals Co.)
            VRDN
     8,800  9/01/14 (e) ............      3.15                 8,800,000
            Port Development Corp.
            (Stolt Terminals)
            Series '89 VRDN
     2,165  1/15/14 (e) ............      3.10                 2,165,000
            Texas Municipal Gas
            (Gas Reserve Bonds)
            Series '98 FSA VRDN
     7,000  1/15/23 (e) ............      3.05                 7,000,000
            Trinity River IDA
            (Radiation Sterilizers)
            Series A VRDN
       150  11/01/05 (e) ...........      3.60                   150,000
                                                          --------------
                                                              30,115,000
                                                          --------------
            VERMONT-3.8%
            Vermont HEFA
            (Capital Asset Financing
            Program)
            Series '97-1 VRDN
     8,377  6/01/22 (e) ............      3.15                 8,377,000
            Series '97-2 VRDN
     8,955  6/01/27 (e) ............      3.15                 8,955,000
                                                          --------------
                                                              17,332,000
                                                          --------------
            VIRGINIA-4.7%
            Chesterfield County
            IDR
            (Philip Morris Co.)
            VRDN
    15,100  4/01/09 (e) ............      3.20                15,100,000
            Loudoun County IDA
            Residential Care Facility
            (Falcons Landing Project)
            Series '98 VRDN
     4,000  11/01/28 (e) ...........      3.05                 4,000,000
            Peninsula Ports
            Authority IDR
            (Ziegler Coal Project)
            Series '97 AMT VRDN
     2,100  5/01/22 (e) ............      3.85                 2,100,000
                                                          --------------
                                                              21,200,000
                                                          --------------
            WEST VIRGINIA-0.4%
            Keyser IDR
            (Keyser Associates
            Project)
            VRDN
     1,800  7/01/14 (e) ............      3.15                 1,800,000
                                                          --------------
            WISCONSIN-0.7%
            Manitowoc IDR
            (Jagemann Stamping
            Co.)
            Series '98 AMT VRDN
     1,618  4/01/11 (e) ............      3.30                 1,618,000

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
(continued)                                                   Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Wausau
            (Minnesota Mining &
            Manufacturing Co.
            Project)
            VRDN
$    1,600  8/01/17 (e) ............      3.40%           $    1,600,000
                                                          --------------
                                                               3,218,000
                                                          --------------
            WYOMING-1.1%
            Lincoln PCR
            (Exxon Corp.)
            VRDN
     4,900  11/01/14 (e) ...........      3.70                 4,900,000
                                                          --------------
            Total Municipal Bonds
            (amortized cost $383,625,322)                    383,625,322
                                                          --------------
            COMMERCIAL PAPER-10.4%
            ARIZONA-1.1%
            Maricopa County PCR
            (Southern California
            Edison Project)
            Series F
     5,000  1/13/99 ................      3.60                 4,998,462
                                                          --------------
            FLORIDA-4.0%
            City of Jacksonville
     5,500  12/07/98 ...............      3.40                 5,500,000
     3,000  12/11/98 ...............      3.60                 3,000,000
            Florida Local
            Government Finance
            Committee
            Series B AMT
     3,390  12/10/98 ...............      3.60                 3,390,000
            Florida Municipal
            Power Agency
            (Initial Pooled Loan
            Project)
            Series A
     5,955  12/17/98 ...............      3.45                 5,955,000
                                                          --------------
                                                              17,845,000
                                                          --------------
            GEORGIA-0.3%
            Municipal Electric
            Authority
            (Project 1)
            Series '85A
     1,500  1/22/99 ................      3.45                 1,500,000
                                                          --------------
            ILLINOIS-2.2%
            Illinois Educational
            Facilities Authority
            (Pooled Financing
            Program)
     7,000  12/11/98 ...............      3.50                 7,000,000
            Illinois Health Facilities
            Authority
            (Victory Health)
            Series '97
     3,000  1/11/99 ................      3.50                 3,000,000
                                                          --------------
                                                              10,000,000
                                                          --------------
            TEXAS-2.8%
            City of Austin
            Series A
     3,955  2/01/99 ................      3.65                 3,955,000
            City of Austin Travis &
            Williams Cnty
            Combined Utility Systems
            Series A
     1,000  1/22/99 ................      3.45                 1,000,000
     3,747  12/18/98 ...............      3.60                 3,747,000
            University of Texas
            Board of Regents
            Series A
     4,000  12/08/98 ...............      3.60                 4,000,000
                                                          --------------
                                                              12,702,000
                                                          --------------
            Total Commercial Paper
            (amortized cost $47,045,462)                      47,045,462
                                                          --------------
            TOTAL INVESTMENTS-95.4%
            (amortized cost $430,670,784)                    430,670,784
            Other assets less
            liabilities-4.6%........                          20,841,653
                                                          --------------
            NET ASSETS-100%.........                      $  451,512,437
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 15.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
October 31, 1998 (unaudited)   Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-44.7%
            AKZO Nobel, Inc.
$   10,000  11/02/98 ...............      5.51%           $   10,000,000
            Allianz of America
            Finance Corp.
    21,000  12/09/98 (a)............      5.28                20,886,040
            Associates Corp. of
            North America
    10,000  11/30/98 ...............      5.21                 9,959,478
            Bankers Trust Alex
            Brown, Inc. FRN
     5,000  4.81%, 2/16/99 (b)......      4.81                 5,000,000
            Banque Caisse d'Epargne
     8,000  12/07/98 ...............      5.22                 7,959,400
     1,754  12/21/98 ...............      5.50                 1,740,869
            Cregem North
            America, Inc.
     4,000  11/25/98 ...............      5.45                 3,986,072
            CS First Boston,
            Guernsey
    12,000  12/14/98 ...............      5.41                11,924,260
     6,000  12/02/98 ...............      5.46                 5,972,700
     1,000  11/16/98 ...............      5.55                   997,842
     1,000  11/20/98 ...............      5.55                   997,225
            Eastman Kodak Co.
     5,000  11/19/98 ...............      5.42                 4,987,203
            First Chicago Financial
            Corp.
     5,000  11/13/98 ...............      5.25                 4,991,979
            General Electric
            Capital Corp.
     3,500  11/20/98 ...............      5.20                 3,490,760
     4,000  5.61%, 11/17/98 FRN.....      5.61                 4,000,000
            General Electric
            Financial Assurance
    15,000  12/22/98 ...............      5.29                14,889,791
            Henkel Corp.
    13,000  11/13/98 ...............      5.36                12,978,709
            IMI Funding Corp.
            (USA)
    12,000  11/06/98 ...............      5.44                11,992,747
            International
            Nederland Bank
     3,000  12/21/98 ...............      5.52                 2,977,460
            Koch Industries
    20,000  11/02/98 (a)............      5.71                20,000,000
            Morgan Stanley
            Group, Inc.
    20,000  11/16/98 ...............      5.47                19,957,455
            Norwest Corp.
    10,000  11/30/98 ...............      5.42                 9,957,844
            Salomon Smith Barney,
            Inc.
    10,000  12/01/98 ...............      5.46                 9,956,017
            Special Purpose
            Accounts Receivable
            Corp.
     2,000  11/16/98 (a) ...........      5.30                 1,995,878
            Vattenfall Treasury, Inc.
     2,000  11/13/98 ...............      5.15                1,996,853
                                                          --------------
            Total Commercial Paper
            (amortized cost $203,596,582)                    203,596,582
                                                          --------------
            CORPORATE
            OBLIGATIONS-23.3%
            Allstate Life Insurance
            Funding Agreement FRN
     5,000  5.37%, 9/01/99 (b)......      5.37                 5,000,000
            American General Life
            Insurance Co.
     5,000  5.34%, 9/01/99 .........      5.34                 5,000,000
            Combined Insurance
            Co. of America
     5,000  5.20%, 7/27/99 .........      5.20                5,000,000
            General American
            Funding Corp. FRN
    20,000  5.79%, 7/09/99 .........      5.79                20,000,000
            Merrill Lynch & Co.,
            Inc. FRN
     5,000  5.29%, 6/01/99 .........      5.29                 5,000,000
     8,000  5.31%, 9/30/99 .........      5.31                 8,000,000
            Security Benefit Life
            Insurance Co.
    20,000  5.32%, 9/14/99 .........      5.32                20,000,000
            Security Life of Denver
            Insurance Co.
     7,000  5.24%, 11/23/99 ........      5.24                 7,000,000
            Sigma Finance FRN
    12,000  5.24%, 9/15/99 (a)......      5.24                12,000,000
            SMM Trust FRN
     5,000  5.41%, 12/14/98 (a).....      5.41                 5,000,000
     4,000  5.50%, 12/16/98 (a).....      5.50                 4,000,000
            Travelers Life Funding
            Agreement FRN
     5,000  5.24%, 10/21/99 (b).....      5.24                 5,000,000
     5,000  5.39%, 4/14/99 (b)......      5.39                 5,000,000
                                                          --------------
            Total Corporate Obligations
            (amortized cost $106,000,000)                    106,000,000
                                                          --------------
            CERTIFICATES OF
            DEPOSIT-15.1%
            American Express
            Centurion Bank
     5,000  5.47%, 11/16/98 ........      5.47                 5,000,000
            Bayerische
            Landesbank FRN
    10,000  5.09%, 2/25/99 .........      5.17                 9,997,587
            Bayerische Vereinsbank
    10,000  5.49%, 9/16/99 .........      5.49                10,000,000
    10,000  5.64%, 2/25/99 .........      5.64                10,000,000

PORTFOLIO OF INVESTMENTS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Canadian Imperial
            Bank of Commerce
$    8,000  4.87%, 4/15/99 .........      4.87%           $    8,000,000
     5,000  4.96%, 3/15/99 .........      4.96                 5,000,000
            Chase Manhattan Bank
     5,000  4.90%, 3/15/99 .........      4.90                 5,000,000
            Deutsche Bank
     2,000  5.67%, 2/26/99 .........      5.73                 1,999,812
     5,000  5.70%, 3/05/99 .........      5.77                 4,999,193
            Dresdner Bank
     3,000  5.51%, 1/15/99 .........      5.68                 2,998,882
            National Westminster
            Bank
     3,000  5.65%, 3/03/99 .........      5.71                 2,999,515
            Swiss Bank
     3,000  5.66%, 3/04/99 .........      5.71                 2,999,615
                                                          --------------
            Total Certificates of Deposit
            (amortized cost $68,994,604)                      68,994,604
                                                          --------------
            BANK OBLIGATIONS-5.9%
            Abbey National Treasury
            Services FRN
    10,000  5.05%, 7/15/99 .........      5.12                 9,995,568
            Bayerische
            Landesbank FRN
     7,000  5.34%, 3/23/99 .........      5.61                 6,997,877
            Royal Bank of
            Canada FRN
    10,000  4.72%, 8/25/99 .........      4.80                 9,993,659
                                                          --------------
            Total Bank Obligations
            (amortized cost $26,987,104)                      26,987,104
                                                          --------------
            TIME DEPOSIT-4.4%
            Societe Generale
            Cayman
    20,000  11/02/98 ...............      5.75                20,000,000
                                                          --------------
            PROMISSORY NOTES-4.2%
            Goldman Sachs Group LP
     7,000  5.31%, 4/12/99 (a) .....      5.31                 7,000,000
     7,000  5.66%, 11/24/98 (a).....      5.66                 7,000,000
     5,000  5.67%, 2/03/99 (a)......      5.67                 5,000,000
                                                          --------------
            Total Promissory Notes
            (amortized cost $19,000,000)                      19,000,000
                                                          --------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-2.0%
            Federal National
            Mortgage Association
     7,000  4.58%, 5/21/99 FRN......      4.66                 6,997,024
     2,000  4.69%, 11/04/98 ........      4.78                 1,999,991
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost $8,997,015)                        8,997,015
                                                          --------------
            TOTAL INVESTMENTS-99.6%
            (amortized cost $453,575,305)                    453,575,305
            Other assets less
            liabilities-0.4%........                           1,839,659
                                                          --------------
            NET ASSETS-100%.........                      $  455,414,964
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 15.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
October 31, 1998 (unaudited)                                  Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS-12.5%
            U.S. TREASURY NOTES-12.5%
$    1,200  11/30/98 ...............      5.13%           $    1,200,118
       400  11/15/98 ...............      8.88                   400,474
                                                          --------------
            Total U.S. Government
            Obligations
            (amortized cost $1,600,592)                        1,600,592
                                                          --------------
            REPURCHASE
            AGREEMENTS-82.4%
            ABN Amro
       600  5.38%, dated 10/30/98,
            due 11/02/98 in the amount
            of $600,269 (cost $600,000;
            collateralized by $588,000
            U.S. Treasury Note,
            5.87%, 11/15/99,
            value $612,499) (c) ....      5.38                   600,000
            Barclays de Zoete Wedd
            Securities, Inc.
       600  4.78%, dated 10/20/98,
            due 12/21/98 in the amount
            of $604,939 (cost $600,000;
            collateralized by $600,000
            U.S. Treasury Note,
            5.875%, 8/31/99,
            value $612,837) (c) ....      4.78                   600,000
            Bear Stearns & Co.
       620  4.625%, dated 10/27/98,
            due 11/04/98 in the amount
            of $620,637 (cost $620,000;
            collateralized by $585,000
            U.S. Treasury Note,
            5.75%, 4/30/03,
            value $634,085) (c) ....      4.63                   620,000
            Chase Securities, Inc.
       260  5.30%, dated 10/30/98,
            due 11/02/98 in the amount
            of $260,115 (cost $260,000;
            collateralized by $255,000
            U.S. Treasury Note,
            5.50%, 12/31/00,
            value $265,905) (c) ....      5.30                   260,000
            Chase Securities, Inc.
       340  5.35%, dated 9/14/98,
            due 11/18/98 in the amount
            of $343,284 (cost $340,000;
            collateralized by $220,000
            U.S. Treasury Bond,
            10.625%, 8/15/15,
            value $351,877) (c) ....      5.35                   340,000
            Cibc/Wood Gundy, Inc.
       600  5.25%, dated 10/30/98,
            due 11/02/98 in the amount
            of $600,263 (cost $600,000;
            collateralized by $475,000
            U.S. Treasury Bond,
            7.50%, 11/15/16,
            value $610,458) (c) ....      5.25                   600,000
            Deutsche Bank
       620  4.63%, dated 10/26/98,
            due 11/10/98 in the amount
            of $621,196 (cost $620,000;
            collateralized by $603,000
            U.S. Treasury Bond,
            6.375%, 3/31/01,
            value $632,410) (c) ....      4.63                   620,000
            Dresdner Bank AG
       270  5.30%, dated 10/30/98,
            due 11/02/98 in the amount
            of $270,119 (cost $270,000;
            collateralized by $217,000
            U.S. Treasury Bond,
            7.25%, 8/15/22,
            value $273,482) (c) ....      5.30                   270,000
            Dresdner Bank AG
       330  5.375%, dated 9/23/98,
            due 11/23/98 in the amount
            of $333,006 (cost $330,000;
            collateralized by $313,000
            U.S. Treasury Note,
            6.375%, 9/30/01,
            value $336,875) (c) ....      5.38                   330,000
            First Boston Corp.
       630  4.75%, dated 10/20/98,
            due 11/19/98 in the amount
            of $632,494 (cost $630,000;
            collateralized by $590,000
            U.S. Treasury Bond,
            8.25%, 5/15/05,
            value $643,164) (c) ....      4.75                   630,000
            Goldman Sachs & Co.
       335  4.64%, dated 10/21/98,
            due 11/12/98 in the amount
            of $335,950 (cost $335,000;
            collateralized by $330,000
            U.S. Treasury Bond,
            7.125%, 2/29/00,
            value $345,532) (c) ....      4.64                   335,000
            Goldman Sachs & Co.
       300  5.20%, dated 9/24/98,
            due 11/23/98 in the amount
            of $302,600 (cost $300,000;
            collateralized by $210,000
            U.S. Treasury Bond,
            9.125%, 5/15/18,
            value $313,703) (c) ....      5.20                   300,000

PORTFOLIO OF INVESTMENTS                       Alliance Institutional Reserves -
(continued)                                                   Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Greenwich Funding Corp.
$      600  5.35%, dated 10/30/98,
            due 11/02/98 in the amount
            of $600,268 (cost $600,000;
            collateralized by $567,000
            U.S. Treasury Bond,
            5.75%, 10/31/02,
            value $610,942) (b) ....      5.35%           $      600,000
            Merrill Lynch & Co., Inc.
       625  4.70%, dated 10/20/98,
            due 11/09/98 in the amount
            of $626,632 (cost $600,000;
            collateralized by $620,000
            U.S. Treasury Bond,
            5.875%, 2/15/00,
            value $639,417) (b) ....      4.70                   625,000
            Morgan (J.P.) & Co.
       650  5.19%, dated 10/07/98,
            due 11/09/98 in the amount
            of $653,092 (cost $650,000;
            collateralized by $624,000
            U.S. Treasury Bond,
            6.75%, 4/30/00,
            value $664,348) (c) ....      5.19                   650,000
            Morgan Stanley Group,
            Inc.
       600  5.33%, dated 10/30/98,
            due 11/02/98 in the amount
            of $600,267 (cost $600,000;
            collateralized by $400,000
            U.S. Treasury Bond,
            12.75%, 11/15/10,
            value $612,720) (c) ....      5.33                   600,000
            Nationsbanc Montgomery
            Securities
       600  5.38%, dated 10/30/98,
            due 11/02/98 in the amount
            of $600,269 (cost $600,000;
            collateralized by $630,000
            U.S. Treasury Bill,
            5.38%, 4/22/99,
            value $617,150) (c) ....      5.38                   600,000
            Paribas Corp.
       300  4.70%, dated 10/21/98,
            due 12/22/98 in the amount
            of $302,428 (cost $300,000;
            collateralized by $298,000
            U.S. Treasury Note,
            6.00%, 6/30/99,
            value $306,936) (c) ....      4.70                   300,000
            Paribas Corp.
       330  5.40%, dated 9/23/98,
            due 11/24/98 in the amount
            of $333,069 (cost $330,000;
            collateralized by $280,000
            U.S. Treasury Bond,
            6.75%, 8/15/26,
            value $336,209) (c) ....      5.40                   330,000
            Salomon Smith Barney,
            Inc.
       320  4.65%, dated 10/26/98,
            due 11/18/98 in the amount
            of $320,951 (cost $320,000;
            collateralized by $315,000
            U.S. Treasury Note,
            6.50%, 4/30/99,
            value $330,412) (b) ....      4.65                   320,000
            Salomon Smith Barney,
            Inc.
       300  5.35%, dated 9/23/98,
            due 11/18/98 in the amount
            of $302,497 (cost 300,000;
            collateralized by $305,000
            U.S. Treasury Note,
            5.875%, 8/31/99,
            value $308,807) (b) ....      5.35                   300,000
            State Street Bank and
            Trust Co.
       125  5.10%, dated 10/30/98,
            due 11/02/98 in the amount
            of $125,053 (cost $125,000;
            collateralized by $80,000
            U.S.Treasury Bond,
            11.25%, 2/15/15,
            value $135,884) (c) ....      5.10                   125,000
            Warburg Securities
       335  4.65%, dated 10/21/98,
            due 11/16/98 in the amount
            of $336,125 (cost $335,000;
            collateralized by $249,000
            U.S. Treasury Bond,
            8.00%, 11/15/21,
            value $342,072) (c) ....      4.65                   335,000
            Warburg Securities
       300  5.16%, dated 10/07/98,
            due 11/16/98 in the amount
            of $301,720 (cost $300,000;
            collateralized by $176,000
            U.S. Treasury Bond,
            11.25%, 2/15/15,
            value $305,544) (c) ....      5.16                   300,000
                                                          --------------
            Total Repurchase Agreements
            (amortized cost $10,590,000)                      10,590,000
                                                          --------------

                            Alliance Institutional Reserves - Treasury Portfolio
================================================================================

                                                       Value
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS-94.9%
            (amortized cost $12,190,592)      $   12,190,592
            Other assets less
            liabilities-5.1%........                 655,888
                                              --------------
            NET ASSETS-100%.........          $   12,846,480
                                              ==============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $225,860,407, representing 11.2% of net assets on the Prime Portfolio,and $82,881,918, representing 18.2% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $100,000,000, representing 5.0% of net assets on the Prime Portfolio, $31,000,000, representing 8.2% of net assets on the Government Portfolio, 20,000,000 representing 4.4% of net assets on the Trust Portfolio and $1,845,000, representing 14.4% of net assets on the Treasury Portfolio (see Note A to the financial statements).

(c)   Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   Alternative Minimum Tax
      BAN   Bond Anticipation Note
      FGIC  Financial Guarantee Insurance Company
      FRN   Floating Rate Note
      FSA   Financial Security Assurance, Inc.
      GO    General Obligation
      HEFA  Health & Educational Facility Authority
      HFA   Housing Finance Agency/Authority
      IDA   Industrial Development Authority
      IDB   Industrial Development Board
      IDR   Industrial Development Revenue
      MFHR  Multi-Family Housing Revenue
      PCR   Pollution Control Revenue
      TRAN  Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998 (unaudited)                     Alliance Institutional Reserves
================================================================================

                                                         PRIME         GOVERNMENT      TAX-FREE          TRUST         TREASURY
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    --------------    ------------    ------------    ------------    ------------
ASSETS
   Investments in securities, at value
      (cost $2,006,520,178, $389,159,126,
      $430,670,784, $453,575,305, $12,190,592,
      respectively) .............................   $2,006,520,178    $389,159,126    $430,670,784    $453,575,305    $ 12,190,592
   Cash .........................................        1,580,835         124,111         857,853         227,685         624,318
   Interest receivable ..........................       10,780,205       1,135,774       1,841,279       2,341,059          80,861
   Receivable for investment securities sold ....              -0-             -0-      24,810,000             -0-             -0-
   Receivable due from Adviser ..................              -0-             -0-             -0-             -0-           2,229
   Other assets .................................              -0-              47             -0-             -0-             -0-
                                                    --------------    ------------    ------------    ------------    ------------
   Total assets .................................    2,018,881,218     390,419,058     458,179,916     456,144,049      12,898,000
                                                    --------------    ------------    ------------    ------------    ------------
LIABILITIES
   Advisory fee payable .........................          237,778          43,862          46,665         171,440             -0-
   Dividends payable ............................          284,428          51,174         116,980          61,678           1,670
   Payable for investment securities purchased ..              -0-      12,000,000       6,500,597             -0-             -0-
   Payable for fund shares repurchased ..........              -0-             -0-             -0-         486,904             -0-
   Accrued expenses .............................            5,972          11,933           3,237           9,063          49,850
                                                    --------------    ------------    ------------    ------------    ------------
   Total liabilities ............................          528,178      12,106,969       6,667,479         729,085          51,520
                                                    --------------    ------------    ------------    ------------    ------------
NET ASSETS ......................................   $2,018,353,040    $378,312,089    $451,512,437    $455,414,964    $ 12,846,480
                                                    ==============    ============    ============    ============    ============
COMPOSITION OF NET ASSETS
   Paid-in-Capital ..............................   $2,018,535,318    $378,441,465    $451,595,932    $455,458,195    $ 12,846,325
   Accumulated net realized gain (loss)
      on investments ............................         (182,278)       (129,376)        (83,495)        (43,231)            155
                                                    --------------    ------------    ------------    ------------    ------------
                                                    $2,018,353,040    $378,312,089    $451,512,437    $455,414,964    $ 12,846,480
                                                    ==============    ============    ============    ============    ============
CALCULATION OF MAXIMUM
OFFERING PRICE
   Class A Shares
   Net asset value and offering price per share
      ($1,873,667,970 / 1,873,850,255,
      $331,730,866 / 331,860,351,
      $356,115,477 / 356,198,972,
      $455,414,964 / 455,458,195 and
      $12,680,674 / 12,680,519
      Net assets and shares of capital stock
      issued and outstanding, respectively) .....            $1.00           $1.00           $1.00           $1.00           $1.00
                                                             =====           =====           =====           =====           =====
   Class B Shares
   Net asset value and offering price per share
      ($132,387,716 / 132,387,709,
      $46,401,841 / 46,401,732,
      $94,189,849 / 94,189,849, $0 and $0
      Net assets and shares of capital stock
      issued and outstanding, respectively) .....            $1.00           $1.00           $1.00             N/A             N/A
                                                             =====           =====           =====
   Class C Shares
   Net asset value and offering price per share
      ($12,297,354 / 12,297,354,
      $179,382 / 179,382,
      $1,207,111 / 1,207,111, $0 and
      $165,806 / 165,806
      Net assets and shares of capital stock
      issued and outstanding, respectively) .....            $1.00           $1.00           $1.00             N/A           $1.00
                                                             =====           =====           =====                           =====

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 1998 (unaudited)    Alliance Institutional Reserves
================================================================================

                                        PRIME         GOVERNMENT      TAX-FREE          TRUST          TREASURY
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO(a)
                                     ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Interest ......................   $ 51,705,277    $  8,788,787    $  6,667,302    $ 12,061,445    $    172,818
                                     ------------    ------------    ------------    ------------    ------------
EXPENSES
   Advisory fee (Note B) .........      1,841,863         320,467         367,802         964,685           6,531
   Distribution fee - Class B ....         13,892           6,729           9,314               0               0
   Distribution fee - Class C ....          3,360              13             210               0              20
   Registration ..................        128,772          28,155          41,766          58,596           9,770
   Custodian .....................        120,256          51,952          43,663          53,989          28,975
   Audit and legal ...............         19,652           6,190           7,310           8,301           5,973
   Transfer agency ...............         17,204          14,495          12,571          13,873           9,666
   Printing ......................          6,999             957           1,387           6,567           2,366
   Directors' fees ...............          3,331           3,236           3,262           6,329           2,140
   Miscellaneous .................          2,808             987             684             801             816
                                     ------------    ------------    ------------    ------------    ------------
   Total expenses ................      2,158,137         433,181         487,969       1,113,141          66,257
   Less: expense reimbursement ...       (299,022)       (105,972)       (110,643)        (41,268)        (59,705)
                                     ------------    ------------    ------------    ------------    ------------
   Net expenses ..................      1,859,115         327,209         377,326       1,071,873           6,552
                                     ------------    ------------    ------------    ------------    ------------
   Net investment income .........     49,846,162       8,461,578       6,289,976      10,989,572         166,266
                                     ------------    ------------    ------------    ------------    ------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment
      transactions ...............          1,442             973             -0-             529             155
                                     ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET
ASSETS FROM OPERATIONS ...........   $ 49,847,604    $  8,462,551    $  6,289,976    $ 10,990,101    $    166,421
                                     ============    ============    ============    ============    ============

--------------------------------------------------------------------------------

(a)   Commencement of operations, June 29, 1998.

      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================


                                                                     PRIME PORTFOLIO                   GOVERNMENT PORTFOLIO
                                                            ---------------------------------   ---------------------------------
                                                            Six Months Ended                    Six Months Ended
                                                            October 31, 1998     Year Ended     October 31, 1998     Year Ended
                                                               (unaudited)     April 30, 1998      (unaudited)     April 30, 1998
                                                            ----------------   --------------   ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .................................  $     49,846,162   $   71,740,159   $      8,461,578   $   16,319,887
   Net realized gain on investment transactions ..........             1,442               84                973            1,000
   Net change in unrealized appreciation of investments ..                -0-              -0-                -0-              -0-
                                                            ----------------   --------------   ----------------   --------------
   Net increase in net assets from operations ............        49,847,604       71,740,243          8,462,551       16,320,887
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .............................................       (49,053,757)     (71,740,159)        (8,121,533)     (16,319,887)
     Class B .............................................          (724,082)              -0-          (339,792)              -0-
     Class C .............................................           (68,323)              -0-              (253)              -0-
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...............................       253,658,740      897,353,419        103,849,741      (52,059,333)
                                                            ----------------   --------------   ----------------   --------------
   Total increase (decrease) .............................       253,660,182      897,353,503        103,850,714      (52,058,333)
NET ASSETS
   Beginning of period ...................................     1,764,692,858      867,339,355        274,461,375      326,519,708
                                                            ----------------   --------------   ----------------   --------------
   End of period .........................................  $  2,018,353,040   $1,764,692,858   $    378,312,089   $  274,461,375
                                                            ================   ==============   ================   ==============


                                                                   TAX-FREE PORTFOLIO                    TRUST PORTFOLIO
                                                            ---------------------------------   ---------------------------------
                                                            Six Months Ended                    Six Months Ended
                                                            October 31, 1998     Year Ended     October 31, 1998     Year Ended
                                                               (unaudited)     April 30, 1998      (unaudited)     April 30, 1998
                                                            ----------------   --------------   ----------------   --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .................................  $      6,289,976   $    9,321,671   $     10,989,572   $   14,247,619
   Net realized gain on investment transactions ..........                -0-             168                529           13,207
   Net change in unrealized appreciation of investments ..                -0-            (351)                -0-              -0-
                                                            ----------------   --------------   ----------------   --------------
   Net increase in net assets from operations ............         6,289,976        9,321,488         10,990,101       14,260,826
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .............................................        (5,990,310)      (9,321,671)       (10,989,572)     (14,247,619)
     Class B .............................................          (296,817)              -0-                -0-              -0-
     Class C .............................................            (2,849)              -0-                -0-              -0-
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...............................       157,748,791      110,698,884         64,922,402      214,797,663
                                                            ----------------   --------------   ----------------   --------------
   Total increase (decrease) .............................       157,748,791      110,698,701         64,922,931      214,810,870
NET ASSETS
   Beginning of period ...................................       293,763,646      183,064,945        390,492,033      175,681,163
                                                            ----------------   --------------   ----------------   --------------
   End of period .........................................  $    451,512,437   $  293,763,646   $    455,414,964   $  390,492,033
                                                            ================   ==============   ================   ==============

                                                                TREASURY
                                                                PORTFOLIO
                                                            ----------------
                                                              Period Ended
                                                            October 31, 1998
                                                             (unaudited)(a)
                                                            ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .................................  $        166,266
   Net realized gain on investment transactions ..........               155
   Net change in unrealized appreciation of investments ..                -0-
                                                            ----------------
   Net increase in net assets from operations ............           166,421
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .............................................          (165,894)
     Class B .............................................                -0-
     Class C .............................................              (372)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...............................        12,846,325
                                                            ----------------
   Total increase (decrease) .............................        12,846,480
NET ASSETS
   Beginning of period ...................................                -0-
                                                            ----------------
   End of period .........................................  $     12,846,480
                                                            ================

--------------------------------------------------------------------------------

(a)   Commencement of operations, June 29, 1998.

      See notes to financial statements.


18 & 19

NOTES TO FINANCIAL STATEMENTS
October 31, 1998 (unaudited)                     Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") formerly ACM Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. On June 22, 1998 the creation of a second and third class of shares, Class B and Class C shares, was approved by the Board of Directors (with respect to the Prime, Government, Tax-Free and Treasury Portfolios). The Fund operates as a series company currently consisting of five
Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. The Trust Portfolio offers Class A shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the six months ended October 31, 1998 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the six months ended October 31,1998, the Adviser voluntarily agreed to reimburse each of the Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed a certain percentage of their average daily net assets for any fiscal year. For the period ended October 31, 1998, reimbursement was $299,022, $105,972, $110,643, $41,268 and $59,705 for the
Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, and Trust Portfolios was $9,000 per Portfolio; for the Treasury Portfolio was $6,000, for the period ended October 31, 1998

                                                 Alliance Institutional Reserves
================================================================================

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government,Treasury and Tax-Free Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Treasury and Tax-Free Portfolios. There is no distribution fee on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                     Class B       Class C
---------                   -----------  -----------
Prime.....................    $13,892      $ 3,360
Government................    $ 6,729      $    13
Tax-Free..................    $ 9,314      $   210
Treasury..................    $     *      $    20

Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At October 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1998 of $183,720, of which $1,293 expires in 1999, $3,535 in 2000, $6,777 in 2001, $29,045 in 2002, $77,316 in
2003, $40,007 in 2004 and $25,747 in the year 2005; the Government Portfolio had a capital loss carryforward of $130,349, of which $340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and $16,002 in the
year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year
2006; and the Trust Portfolio had a capital loss carryforward of $43,760, of which $6,915 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the
year 2006.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 15,000,000,000 shares of $.01 par value capital stock authorized. At October 31, 1998, capital paid-in aggregated $2,018,535,318 on Prime Portfolio, $378,441,465 on Government Portfolio, $451,595,932 on Tax-Free Portfolio, $455,458,195 on Trust Portfolio and $12,846,325 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                       Prime Portfolio
                                              ---------------------------------
                                              Six Months Ended    Year Ended
                                              October 31, 1998     April 30,
                                                 (unaudited)         1998
                                              ----------------  ---------------
Class A
Shares sold..................................    8,969,193,126   18,859,885,064
Shares issued on reinvestments of dividends..       49,053,757       71,740,159
Shares redeemed..............................   (8,909,273,205) (18,034,271,804)
                                              ----------------  ---------------
Net increase.................................      108,973,678      897,353,419
                                              ================  ===============

--------------------------------------------------------------------------------

*     Has not yet commenced operations.

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                             Prime Portfolio
                                                                -----------------------------------------
                                                                 August 14, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class B
Shares sold................................................             315,490,934
Shares issued on reinvestments of dividends................                 724,082
Shares redeemed............................................            (183,827,307)
                                                                -------------------
Net increase...............................................             132,387,709
                                                                ===================

                                                                  July 13, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class C
Shares sold................................................              13,283,215
Shares issued on reinvestments of dividends................                  68,323
Shares redeemed............................................              (1,054,185)
                                                                -------------------
Net increase...............................................              12,297,353
                                                                ===================

                                                                          Government Portfolio
                                                                -----------------------------------------
                                                                 Six Months Ended          Year Ended
                                                                 October 31, 1998           April 30,
                                                                    (unaudited)               1998
                                                                -------------------    ------------------
Class A
Shares sold................................................           1,055,782,811         1,463,678,015
Shares issued on reinvestments of dividends................               8,121,533            16,319,887
Shares redeemed............................................          (1,006,635,717)       (1,532,057,235)
                                                                -------------------    ------------------
Net increase (decrease)....................................              57,268,627           (52,059,333)
                                                                ===================    ==================

                                                                  August 7, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class B
Shares sold................................................             104,679,951
Shares issued on reinvestments of dividends................                 339,792
Shares redeemed............................................             (58,618,011)
                                                                -------------------
Net increase...............................................              46,401,732
                                                                ===================

                                                                 October 21, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class C
Shares sold................................................                 179,253
Shares issued on reinvestments of dividends................                     253
Shares redeemed............................................                    (124)
                                                                -------------------
Net increase...............................................                 179,382
                                                                ===================

--------------------------------------------------------------------------------
*   Commencement of distribution.

                                                 Alliance Institutional Reserves
================================================================================

                                                                           Tax-Free Portfolio
                                                                -----------------------------------------
                                                                 Six Months Ended          Year Ended
                                                                 October 31, 1998           April 30,
                                                                    (unaudited)               1998
                                                                -------------------    ------------------
Class A
Shares sold................................................           1,228,035,893         2,187,340,593
Shares issued on reinvestments of dividends................               5,990,310             9,321,671
Shares redeemed............................................          (1,171,674,371)       (2,085,963,380)
                                                                -------------------    ------------------
Net increase...............................................              62,351,832           110,698,884
                                                                ===================    ==================

                                                                 August 17, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class B
Shares sold................................................             157,423,821
Shares issued on reinvestments of dividends................                 296,817
Shares redeemed............................................             (63,530,789)
                                                                -------------------
Net increase...............................................              94,189,849
                                                                ===================

                                                                September 8, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class C
Shares sold................................................               1,204,577
Shares issued on reinvestments of dividends................                   2,849
Shares redeemed............................................                    (316)
                                                                -------------------
Net increase...............................................               1,207,110
                                                                ===================

                                                                             Trust Portfolio
                                                                -----------------------------------------
                                                                 Six Months Ended          Year Ended
                                                                 October 31, 1998           April 30,
                                                                    (unaudited)               1998
                                                                -------------------    ------------------
Class A
Shares sold................................................             722,285,781         1,732,157,312
Shares issued on reinvestments of dividends................              10,989,572            14,247,619
Shares redeemed............................................            (668,352,951)       (1,531,607,268)
                                                                -------------------    ------------------
Net increase...............................................              64,922,402           214,797,663
                                                                ===================    ==================

                                                                           Treasury Portfolio
                                                                -----------------------------------------
                                                                  June 29, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class A
Shares sold................................................              14,887,040
Shares issued on reinvestments of dividends................                 165,894
Shares redeemed............................................              (2,372,415)
                                                                -------------------
Net increase...............................................              12,680,519
                                                                ===================

--------------------------------------------------------------------------------

*     Commencement of distribution.

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                           Treasury Portfolio
                                                                -----------------------------------------
                                                                 October 15, 1998*
                                                                to October 31, 1998
                                                                    (unaudited)
                                                                -------------------
Class C
Shares sold................................................                 165,534
Shares issued on reinvestments of dividends................                     372
Shares redeemed............................................                    (100)
                                                                -------------------
Net increase...............................................                 165,806
                                                                ===================

--------------------------------------------------------------------------------

*     Commencement of distribution.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Prime Portfolio
                                            ------------------------------------------------------------------------------------
                                                                                  CLASS A
                                            ------------------------------------------------------------------------------------
                                            Six Months
                                              Ended
                                            October 31,                              Year Ended April 30,
                                               1998           ------------------------------------------------------------------
                                            (unaudited)          1998          1997          1996          1995          1994
                                            -----------       ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year .......    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a) ................       .0273            .0552         .0530         .0560         .0502         .0325
                                              --------         --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income .....      (.0273)          (.0552)       (.0530)       (.0560)       (.0502)       (.0325)
                                              --------         --------      --------      --------      --------      --------
Net asset value, end of period ...........    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
   asset value (b) .......................        5.49%(c)         5.68%         5.44%         5.76%         5.15%         3.30%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..    $1,873.7         $1,764.7      $  867.3      $  493.3      $  197.8      $  108.1
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................         .20%(c)          .20%          .20%          .20%          .20%          .20%
   Expenses, before waivers and
     reimbursements ......................         .23%(c)          .24%          .29%          .32%          .36%          .42%
   Net investment income (a) .............        5.45%(c)         5.52%         5.31%         5.54%         5.24%         3.25%

                                                                                                                   Prime Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS B
                                                                                                                     -----------
                                                                                                                      August 14,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0118
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0118)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net
   asset value (b)(c) ...........................................................................................          5.30%
Ratios/Supplemental Data
Net assets, end of period (in millions) .........................................................................      $  132.4
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c) .........................................................................................           .30%
   Expenses, before waivers and
     reimbursements (c) .........................................................................................           .34%
   Net investment income (a)(c) .................................................................................          5.35%

--------------------------------------------------------------------------------

See footnote summary on page 32.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                                   Prime Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS C
                                                                                                                     -----------
                                                                                                                       July 13,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0159
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0159)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net
   asset value (b)(c) ...........................................................................................          5.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) .........................................................................      $   12.3
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c) .........................................................................................           .45%
   Expenses, before waivers and
     reimbursements (c) .........................................................................................           .50%
   Net investment income (a)(c) .................................................................................          5.21%

--------------------------------------------------------------------------------

See footnote summary on page 32.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Government Portfolio
                                            ------------------------------------------------------------------------------------
                                                                                  CLASS A
                                            ------------------------------------------------------------------------------------
                                            Six Months
                                              Ended
                                            October 31,                              Year Ended April 30,
                                               1998           ------------------------------------------------------------------
                                            (unaudited)          1998          1997          1996          1995          1994
                                            -----------       ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year .......    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a) ................       .0267            .0543         .0519         .0552         .0493         .0315
                                              --------         --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income .....      (.0267)          (.0543)       (.0519)       (.0552)       (.0493)       (.0315)
                                              --------         --------      --------      --------      --------      --------
Net asset value, end of period ...........    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
   asset value (b) .......................        5.37%(c)         5.58%         5.33%         5.67%         5.06%         3.20%

Ratios/Supplemental Data
Net assets, end of period (in millions) ..    $  331.7         $  274.5      $  326.5      $  150.8      $  104.4      $   76.6
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................         .20%(c)          .20%          .20%          .20%          .20%          .20%
   Expenses, before waivers and
     reimbursements ......................         .27%(c)          .28%          .35%          .36%          .38%          .36%
   Net investment income (a) .............        5.29%(c)         5.43%         5.22%         5.50%         4.94%         3.15%

                                                                                                                      Government
                                                                                                                      Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS B
                                                                                                                     -----------
                                                                                                                       August 7,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0128
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0128)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net
   asset value (b)(c) ...........................................................................................          5.14%
Ratios/Supplemental Data
Net assets, end of period (in millions) .........................................................................      $   46.4
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c) .........................................................................................           .30%
   Expenses, before waivers and
     reimbursements (c) .........................................................................................           .37%
   Net investment income (a)(c) .................................................................................          5.13%

--------------------------------------------------------------------------------

See footnote summary on page 32.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                                      Government
                                                                                                                      Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS C
                                                                                                                     -----------
                                                                                                                     October 21,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0014
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0014)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net
   asset value (b)(c) ...........................................................................................          4.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands) ........................................................................      $  179.4
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c) .........................................................................................           .45%
   Expenses, before waivers and
     reimbursements (c) .........................................................................................           .52%
   Net investment income (a)(c) .................................................................................          4.69%

--------------------------------------------------------------------------------

See footnote summary on page 32.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Tax-Free Portfolio
                                            ------------------------------------------------------------------------------------
                                                                                  CLASS A
                                            ------------------------------------------------------------------------------------
                                            Six Months
                                              Ended
                                            October 31,                              Year Ended April 30,
                                               1998           ------------------------------------------------------------------
                                            (unaudited)          1998          1997          1996          1995          1994
                                            -----------       ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year .......    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a) ................       .0173            .0363         .0347         .0372         .0326         .0240
Net unrealized loss on investments .......         -0-              -0-           -0-           -0-        (.0048)          -0-
                                              --------         --------      --------      --------      --------      --------
Net increase in net asset value from
   operations ............................       .0173            .0363         .0347         .0372         .0278         .0240
                                              --------         --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income .....      (.0173)          (.0363)       (.0347)       (.0372)       (.0326)       (.0240)
                                              --------         --------      --------      --------      --------      --------
Add: Capital Contribution
Capital Contributed by the Adviser .......         -0-              -0-           -0-           -0-         .0048           -0-
                                              --------         --------      --------      --------      --------      --------
Net asset value, end of period ...........    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
   asset value (b) .......................        3.46%(c)         3.70%         3.53%         3.79%         3.31%(e)      2.43%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..    $  356.1         $  293.8      $  183.1      $  183.6      $   35.5      $   35.6
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................         .20%(c)          .20%          .20%          .20%          .20%          .20%
   Expenses, before waivers and
     reimbursements ......................         .26%(c)          .28%          .33%          .48%          .76%          .69%
   Net investment income (a) .............        3.45%(c)         3.61%         3.46%         3.73%         3.31%         2.40%

                                                                                                                       Tax-Free
                                                                                                                       Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS B
                                                                                                                     -----------
                                                                                                                      August 17,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0067
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0067)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net
   asset value (b)(c) ...........................................................................................          3.25%
Ratios/Supplemental Data
Net assets, end of period (in millions) .........................................................................      $   94.2
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c) .........................................................................................           .30%
   Expenses, before waivers and
     reimbursements (c) .........................................................................................           .36%
   Net investment income (a)(c) .................................................................................          3.20%

--------------------------------------------------------------------------------

See footnote summary on page 32.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                                       Tax-Free
                                                                                                                      Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS C
                                                                                                                     -----------
                                                                                                                     September 8,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
Income From Investment Operations
Net investment income (a) .......................................................................................         .0047
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0047)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net
   asset value (b)(c) ...........................................................................................          3.16%
Ratios/Supplemental Data
Net assets, end of period (in millions) .........................................................................      $    1.2
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c) .........................................................................................           .45%
   Expenses, before waivers and
     reimbursements (c) .........................................................................................           .49%
   Net investment income (a)(c) .................................................................................          3.02%

--------------------------------------------------------------------------------

See footnote summary on page 32.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Trust Portfolio
                                            ------------------------------------------------------------------------------------
                                                                                  CLASS A
                                            ------------------------------------------------------------------------------------
                                            Six Months
                                              Ended
                                            October 31,                              Year Ended April 30,
                                               1998           ------------------------------------------------------------------
                                            (unaudited)          1998          1997          1996          1995          1994
                                            -----------       ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year .......    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a) ................       .0259            .0523         .0492         .0527         .0479         .0309
                                              --------         --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income .....      (.0259)          (.0523)       (.0492)       (.0527)       (.0479)       (.0309)
                                              --------         --------      --------      --------      --------      --------
Net asset value, end of period ...........    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
   asset value (b) .......................        5.20%(c)         5.37%         5.04%         5.41%         4.91%         3.14%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..    $  455.4         $  390.5      $  175.7      $  170.1      $  109.2      $   36.8
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................         .50%(c)          .49%          .50%          .50%          .49%          .14%
   Expenses, before waivers and
     reimbursements ......................         .52%(c)          .54%          .57%          .60%          .75%         1.23%
   Net investment income (a) .............        5.16%(c)         5.23%         4.93%         5.28%         5.31%         3.15%

--------------------------------------------------------------------------------

See footnote summary on page 32.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                                      Treasury
                                                                                                                      Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS A
                                                                                                                     -----------
                                                                                                                       June 29,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0175
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0175)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net asset value (b)(c) .........................................................          5.17%
Ratios/Supplemental Data
Net assets, end of period (in millions)) ........................................................................      $   12.7
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements (c) ..............................................................           .20%
   Expenses, before waivers and reimbursements (c) ..............................................................          2.07%
   Net investment income (a)(c) .................................................................................          5.18%

                                                                                                                      Treasury
                                                                                                                      Portfolio
                                                                                                                     -----------
                                                                                                                       CLASS C
                                                                                                                     -----------
                                                                                                                     October 15,
                                                                                                                       1998(d)
                                                                                                                    to October 31,
                                                                                                                        1998
                                                                                                                     (unaudited)
                                                                                                                     -----------
Net asset value, beginning of period ............................................................................      $   1.00
                                                                                                                       --------
Income From Investment Operations
Net investment income (a) .......................................................................................         .0021
                                                                                                                       --------
Less: Dividends
Dividends from net investment income ............................................................................        (.0021)
                                                                                                                       --------
Net asset value, end of period ..................................................................................      $   1.00
                                                                                                                       ========
Total Return
Total investment return based on net asset value (b)(c) .........................................................          4.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands) ........................................................................      $  165.8
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements (c) ..............................................................           .45%
   Expenses, before waivers and reimbursements (c) ..............................................................          1.54%
   Net investment income (a)(c) .................................................................................          4.57%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day if the period.

(c)   Annualized.

(d)   Commencement of operations.

(e) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

                                                 Alliance Institutional Reserves
================================================================================

ACM Institutional Reserves

1345 Avenue of the Americas
New York, New York 10105
Toll-free 1 (800) 237-5822

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block
David H. Dievler
John H. Dobkin
William H. Foulk, Jr.
James M. Hester
Clifford L. Michel
Donald J. Robinson

OFFICERS

Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Frances M. Dunn, Vice President
Joseph R. Laspina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

AUDITORS

McGladrey & Pullen, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.